Accounts Receivable - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Customer
Finance Receivable Transferred To Held For Sale [Line Items]
Company's Largest customers	10
Portion of ten largest customers in its total sales	46.00%
Number of customer accounted more than 10% of its net sales.	0